Private Warrants - Additional Information (Detail) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum lock in period for transfer, assign or sell warrants after completion of IPO	30 days	30 days
Private Placement Warrants [Member]
Class of warrant or right, outstanding	455,000	455,000	455,000